UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Address of principal executive offices)(Zip code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio  43215

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: May 31

Date of reporting period: May 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AINN Fund

Ticker: NNAIX

ANNUAL REPORT

MAY 31, 2021

AINN Fund

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

1-866-792-1056

www.ainnfunds.com

                                                              Series Trust

AINN FUND

LETTER TO SHAREHOLDERS

MAY 31, 2021 (UNAUDITED)

Dear Shareholders,

A Discussion of Fund Performance

How did the Fund perform?

For the year ended May 31, 2021, the AINN Fund (the "Fund") returned 22.77%, which underperformed its benchmark over the rolling 1-year period.  The S&P 500 Index ("S&P 500" or "Index") had a return of 40.32% for the same period.  The underlying investments performed as expected.

What is the Fund's investment approach?

The  Fund's goal is to employ a Long/Short Method with a diversified equity portfolio to achieve long-term returns. This Fund seeks long term capital appreciation through a long/short trading strategy. It invests primarily in exchange traded funds (ETFs) across a wide range of asset classes and Index-based ETFs. The adviser selects ETFs with high market cap, high liquidity, equally distributed holdings, and is globally diversified. The Fund uses 30% Ultra 1.5X Leveraged ETFs.

What influenced the Fund's performance?

There are multiple potential explanations for the S&P 500′s outperformance:

The S&P 500  is a widely recognized, unmanaged index of common stocks .  The figures for the S&P 500  reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. Investors cannot invest directly in an index.

We believe Fund performance was impacted by the status of the U.S. as the best place in a bad global investing climate, a plethora of policy support that has not been matched elsewhere, and the hopes that the coronavirus crisis, while still crippling, is past its worst point.

Tech has made the difference

From a market mechanics perspective, the outperformance of big tech names has been a significant boost for the S&P 500.

The Index's most prominent movers in 2020 were Amazon (30%), Microsoft (12%), and Netflix (33%). The S&P 500 is cap-weighted, meaning that the bigger a company's market capitalization, the more influence it will have on the Index's price. So even though Microsoft has gained less than Netflix, it has moved the Index more because it is a much larger company.

Tech stocks on balance are the most significant influence on the Index, accounting for 25% of the total cap. Health-care stocks comprise the second-biggest importance at 16%.

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AINN FUND

LETTER TO SHAREHOLDERS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

To be sure, we believe that the total price move over the past year is not at all indicative of how the market has behaved.

The CBOE Volatility Index, which uses options to gauge market fear, hit its all-time high in mid-March 2021, about the same time that the 11-year bull market came to a halt. Since then, the market has become less fearful though there's still plenty of volatility around.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in exchange-traded funds ("ETFs") that each invests mainly in common stocks ("Long ETFs"). The adviser selects ETFs that it believes to have above-average liquidity and historical performance. When the adviser believes market conditions are favorable, the Fund invests in ETFs that invest primarily in large-cap companies (those with a market capitalization of at least $10 billion) and invests its remaining assets in ETFs that invest mainly in midcap companies (over $4 billion to less than $10 billion) and small-cap companies ($1 to $4 billion). Up to 30% of the Fund's investments may be in foreign developed and emerging markets and may be focused on one or more countries. ETFs may be sector-based and may also be leveraged. A leveraged ETF is designed to produce daily returns, before the effect of fees and expenses, that are a multiple of the daily returns of a reference index. The adviser will limit the Fund's use of leveraged ETFs. When the adviser believes market conditions are unfavorable, it will allocate a significant portion of Fund assets to cash equivalents or inverse ETFs. An inverse ETF is designed to produce daily returns, before the effect of fees and expenses, that are the opposite of the daily returns of a reference index. The adviser allocates assets among economic sectors, capitalization categories, and countries using its quantitative and factor-based strategy. The primary factors used are momentum, price trend, trading volume, and directional movement. This technology is intended to evaluate volatility and enhance risk mitigation. The adviser's strategy also includes, as inputs, technical analysis, and macroeconomic analysis. The macroeconomic analysis focuses on economic indicators, business cycles, wars, and industry/sector trends to generate an investment outlook. The adviser buys and sells ETFs and common stocks using outputs from its Artificial Neural Network based system to identify when a price target is reached, expected returns decline, or to replace an ETF or common stock with one with a higher expected return or lower expected volatility. The adviser reduces cash equivalents and inverse ETF positions when it believes overall market conditions have become favorable. The adviser intends to engage in frequent buying and selling of portfolio securities to achieve the Fund's investment objective.

Sincerely,

Kevin M. Carrasco

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AINN FUND

PERFORMANCE ILLUSTRATION

MAY 31, 2021 (UNAUDITED)

 TOTAL RETURNS FOR THE FISCAL YEAR ENDED MAY 31, 2021

FUND/INDEX	One Year	SINCE INCEPTION*	VALUE
AINN Fund	22.77%	15.58%	$ 33,364
S&P 500 Index	40.32%	26.20%	$ 39,692

Cumulative Performance Comparison of $25,000 Investment Since Inception

* Inception June 3, 2019

This chart assumes an initial investment of $25,000 made on the closing of June 3, 2019 (commencement of investment operations). Total return is based on the net change in Net Asset Value (“NAV”) and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Prior to July 12, 2021, the Fund imposed a 1.00% redemption fee on shares redeemed within 90 days.

The S&P 500 Index is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange (“NYSE”).  The S&P 500 Index is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. Investors cannot invest directly in an index.

The Fund's total annual operating expenses per the September 28, 2020 prospectus, as supplemented May 11, 2021 were 4.53%.

Annual Report |  3

AINN FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by asset class as a percentage of the portfolio of investments.

Money Market Fund
5.45%
Exchange Traded
Funds
94.55%

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AINN FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2021

Shares		Value

EXCHANGE TRADED FUNDS - 94.90%
4,900	Invesco QQQ Trust, Series 1 ETF	$ 1,636,257
5,800	iShares Core S&P Mid-Cap ETF	1,580,616
20,000	iShares MSCI EAFE ETF	1,616,600
30,000	iShares MSCI Emerging Markets ETF	1,646,100
7,200	iShares Russell 2000 ETF	1,623,600
26,000	ProShares Ultra QQQ ETF	1,655,940
14,000	ProShares Ultra S&P 500 ETF	1,601,460
4,600	SPDR Dow Jones Industrial Average ETF Trust	1,589,944
3,800	SPDR S&P 500 ETF Trust	1,596,152
12,000	SPDR S&P Biotech ETF	1,537,200
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $15,698,184) - 94.90%		16,083,869

MONEY MARKET FUNDS - 5.47%
926,535	First American Government Obligations Fund Class X 0.03% *	926,535
TOTAL FOR MONEY MARKET FUNDS (Cost $926,535) - 5.47%		926,535

TOTAL INVESTMENTS (Cost $16,624,719) - 100.37%		17,010,404

LIABILITIES LESS OTHER ASSETS, NET - (0.37%)		(62,947)

NET ASSETS - 100.00%		$ 16,947,457

* Variable rate security; the coupon rate shown represents the yield at May 31, 2021.

The accompanying notes are an integral part of these financial statements.

Annual Report |  5

AINN FUND

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2021

Assets:
Investments in Securities, at Value (Cost $16,624,719)	$ 17,010,404
Cash	1,000
Receivables:
Interest	455
Dividend	3,234
Prepaid Expense	8,030
Total Assets	17,023,123
Liabilities:
Advisory Fees	35,763
Administrative Fees	500
Chief Compliance Officer Fees	500
Distribution Fees	21,255
Transfer Agent and Accounting Fees	2,725
Other Accrued Expenses	14,923
Total Liabilities	75,666

Net Assets	$ 16,947,457

Net Assets Consist of:
Paid In Capital	$ 15,701,554
Distributable Earnings	1,245,903
Net Assets	$ 16,947,457

Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	1,412,980
Net asset value per share	$ 11.99
Minimum Redemption price per share (a)	$ 11.87

(a) Prior to July 12, 2021, the Fund imposed a 1.00% redemption fee in the event of certain redemption transactions occurring within 90 days of purchase.

The accompanying notes are an integral part of these financial statements.

Annual Report |  6

AINN FUND

STATEMENT OF OPERATIONS

For the year ended MAY 31, 2021

Investment Income:
Dividends	$ 82,381
Interest	2,727
Total Investment Income	85,108

Expenses:
Advisory fees	149,631
Distribution (12b-1) fees	22,835
Administrative fees	6,500
Audit fees	11,262
Transfer Agent and Accounting fees	28,008
Chief Compliance Officer fees	6,500
Custody fees	7,276
Insurance fees	1,828
Trustee fees	2,622
Legal fees	15,463
Registration fees	6,820
NSCC fees	6,945
Other expenses	1,235
Total Expenses	266,925

Net Investment Loss	(181,817)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	2,043,380
Net Change in Unrealized Appreciation on Investments	277,124
Realized and Unrealized Gain on Investments	2,320,504

Net Increase in Net Assets Resulting from Operations	$ 2,138,687

The accompanying notes are an integral part of these financial statements.

Annual Report |  7

AINN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year
	Ended	Period Ended *
	5/31/2021	5/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (181,817)	$ (72,999)
Net Realized Gain on Investments	2,043,380	631,218
Unrealized Appreciation on Investments	277,124	108,561
Net Increase in Net Assets Resulting from Operations	2,138,687	666,780

Distributions to Shareholders:
Distributions	(1,559,564)	-
Total Distributions	(1,559,564)	-

Capital Share Transactions	11,134,325	4,567,229

Total Increase in Net Assets	11,713,448	5,234,009

Net Assets:
Beginning of Period	5,234,009	-
End of Period	$ 16,947,457	$ 5,234,009

* For the period June 3, 2019 (commencement of investment operations) through May 31, 2020.

The accompanying notes are an integral part of these financial statements.

Annual Report |  8

AINN FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

	Year
	Ended	Period Ended
	5/31/2021	5/31/2020 (a)

Net Asset Value at Beginning of Period	$ 10.87	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.18)	(0.30)
Net Gain on Securities (Realized and Unrealized)	2.62	1.17
Total from Investment Operations	2.44	0.87

Distributions from Realized Capital Gains	(1.32)	-

Net Asset Value at End of Period	$ 11.99	$ 10.87

Total Return **	22.77%	8.70%(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 16,947	$ 5,234
Ratio of Expenses to Average Net Assets	2.22%	4.12%(b)
Ratio of Net Investment Loss to Average Net Assets	(1.52)%	(3.04)%(b)
Portfolio Turnover	2078.02%	584.40%(c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) For the period June 3, 2019 (commencement of investment operations) through May 31, 2020.

(b) Annualized.

(c) Not annualized.

The accompanying notes are an integral part of these financial statements.

Annual Report |  9

AINN FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2021

NOTE 1.  ORGANIZATION

The AINN Fund (the “Fund”) is a diversified series of MSS Series Trust (the “Trust”), an open-end investment company that was organized as an Ohio business trust on June 20, 2006.  The Fund commenced operations on June 3, 2019. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series with no par value. The Fund is one of seven series currently authorized by the Trust’s Board of Trustees (the “Board”).  The investment adviser to the Fund is AINN Holding, LLC (the “Adviser”).

The Fund’s investment objective is to seek capital gains.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies including FASB Accounting Standards Update (“ASU”) 2013-08.”

TURNOVER RISK: A higher portfolio turnover will result in higher transactional and brokerage costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may increase the taxes paid by Fund shareholders.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION:  The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

SECURITY TRANSACTIONS: Investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at the fair market value of securities received. Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country's rules and tax rates.

Annual Report |  10

AINN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021

FEDERAL INCOME TAXES: The Fund makes no provision for federal income or excise tax.  The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020) or expected to be taken in the Fund’s 2021 tax returns. The Fund identifies its major tax jurisdiction as U.S. federal, and the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended May 31, 2021, the Fund did not incur any interest or penalties.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

REDEMPTION FEES: Prior to July 12, 2021, the Fund imposed a 1.00% redemption fee on shares redeemed within 90 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee is applied uniformly in all cases. There were redemption fees of $94 collected by the Fund during the fiscal year ended May 31, 2021.

CASH AND CASH EQUIVALENTS: The Fund maintains its cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash deposits.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, on at least an annual basis. Distributions will be recorded on the ex-dividend date.  Distributions to shareholders are determined in accordance with income tax regulations. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such

Annual Report |  11

AINN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021

differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the related amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3. SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated to the Adviser to apply those methods in making fair value determinations, subject to Board oversight.  In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods that are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of the investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about

Annual Report |  12

AINN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021

the assumptions that a market participant would use in valuing the asset or liability at the measurement date, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and exchange traded funds) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Short-term investments – Short-term investments are valued using amortized cost, which approximates fair value. These securities will be categorized Level 1 of the fair value hierarchy. Money market funds are valued at their net asset value of $1 per share and are categorized as Level 1.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Exchange Traded Funds	$ 16,083,869	$ -	$ -	$16,083,869
Money Market Funds	926,535	-	-	926,535
Total	$ 17,010,404	$ -	$ -	$17,010,404

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AINN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 2 or Level 3 assets or liabilities during the fiscal year ended May 31, 2021. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. INVESTMENT ADVISERY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER: AINN Holding, LLC serves as Adviser to the Fund pursuant to a management agreement with the Trust (the “Agreement”).  Subject to the oversight of the Board, the Adviser is responsible for management of the Fund's investment portfolio.  The Adviser is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions and as compensation for its management services, the Fund pays the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.25% of the average daily net assets of the Fund. For the fiscal year ended May 31, 2021 the Adviser earned $149,631 in fees from the Fund. As of May 31, 2021, the Fund owed the Adviser $35,763 for advisory fees.

TRANSFER AGENT: An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC (“MSS”), the Fund’s transfer agent and fund accountant.  MSS receives an annual fee from the Fund of $11.50 per shareholder for the transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average net assets of the Fund. The fund accounting fees range from $22,200 to $70,450 depending on the average net assets of the Fund. For the fiscal year ended May 31, 2021, MSS earned $28,008 from the Fund for transfer agent and accounting services.  As of May 31, 2021, the Fund owed MSS $2,725 for transfer agent and accounting services.

ADMINISTRATOR AND CCO: The Trust, on behalf of the Fund, also entered into Administration and Compliance Agreements with Empirical Administration, LLC (“Empirical”) which provides administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  Mr. Pokersnik serves as the Chief Compliance Officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a monthly fee of $1,000 from the Fund.  For the fiscal year ended May 31, 2021, Empirical earned $13,000 for these services. As of May 31, 2021, the Fund owed Empirical $1,000.

UNDERWRITER FEES: Arbor Court Capital, LLC (the “Underwriter”) acts as the Fund's principal underwriter in a continuous offering of the Fund's shares. The Underwriter is an affiliate of MSS. Mr. Getts is the president and owner of the Underwriter.

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AINN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021

For the year ended May 31, 2021, the Underwriter earned $1,833 for its services.

DISTRIBUTION FEES: The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Plan”).  The Plan permits the Fund to pay the Adviser and/or the Underwriter for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by the Fund is a maximum of 0.25% of its average daily net assets.  The Plan is a compensation style plan which means the Fund accrues expenses and pays the Adviser and/or the Underwriter based upon the percentage described above rather than on actual expenses incurred by the Adviser and/or the Underwriter.

Subject to the oversight of the Board, the Trust may, directly or indirectly, engage in any activities related to the distribution of the Shares of the Fund, which activities may include, but are not limited to, the following:  (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of Fund Shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of Fund Shares; (b) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that hold Fund Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (c) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of Fund Shares or who render shareholder support services, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (h) costs of implementing and operating this Plan.  The Trust is authorized to engage in the activities listed above, and in any other activities related to the distribution of Fund Shares, either directly or through other persons with which the Trust has entered into agreements related to this Plan.

The Plan has been approved by the Board, including a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund.  For the fiscal year ended May 31, 2021, the Fund incurred distribution fees under the Plan of $22,835.

Annual Report |  15

AINN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021

NOTE 5. SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value.  Paid in capital as of May 31, 2021 was $15,701,554.

Transactions in shares of beneficial interest were as follows:

	Year Ended May 31, 2021		For the period June 3, 2019 (commencement of investment options) through May 31, 2020
	Shares	Capital	Shares	Capital
Shares sold	1,032,692	$ 12,420,069	493,432	$ 4,688,861
Shares reinvested	133,410	1,559,564	-	-
Shares redeemed	(234,482)	(2,845,308)	(12,072)	(121,632)
Net Increase	931,620	$ 11,134,325	481,360	$ 4,567,229

NOTE 6. INVESTMENT TRANSACTIONS

For the fiscal year ended May 31, 2021, purchases and sales of investment securities excluding U.S. Government Obligations and short-term investments aggregated $176,012,459 and $167,299,034, respectively.

NOTE 7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of May 31, 2021, Interactive Brokers, LLC held in omnibus accounts, for the benefit of others, approximately 43% of the voting securities of the Fund and may be deemed to control the Fund; and COR Clearing LLC held in omnibus accounts, for the benefit of others, approximately 57% of the voting securities of the Fund and may be deemed to control the Fund.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies the Trust’s officers and trustees for certain liabilities that might arise from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

Annual Report |  16

AINN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021

NOTE 9. TAX MATTERS

At May 31, 2021, the cost of investments for federal income tax purposes was $17,159,526 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$ 25,967
Unrealized depreciation	(175,089)
Net unrealized depreciation	$ (149,122)

The difference between book and tax cost of investments represents the deferral of losses on wash sales.

The Fund's tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of May 31, 2021 the components of distributable earnings on a tax basis were as follows:

Net unrealized depreciation	$ (149,122)
Undistributed ordinary income	1,395,025
Total	$ 1,245,903

For the period June 3, 2019 (commencement of investment operations) through May 31, 2020 no distributions were made.

For the year ended May 31, 2021, there was an ordinary income distribution of $1,559,564.

NOTE 10.  MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply

Annual Report |  17

AINN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021

chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

NOTE 11.  SUBSEQUENT EVENTS

Effective on July 12, 2021, the Fund will no longer impose a redemption fee on Fund shares redeemed within 90 days of initial purchase.

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the financial statements. Management has evaluated subsequent events through the issuance of these financial statements and has noted no further events.

Annual Report |  18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

  of AINN Fund, a Series of the MSS Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the AINN Fund, (the "Fund") a Series of the MSS Series Trust, including the schedule of investments, as of May 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for the period June 3, 2019 (commencement of operations) through May 31, 2020 and year May 31, 2021 then ended, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for the period June 3, 2019 (commencement of operations) through May 31, 2020 and year May 31, 2021 then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the AINN Fund as of May 31, 2021, the results of its operations for the year then ended, the changes in net assets for the period June 3, 2019 (commencement of operations) through May 31, 2020 and year May 31, 2021 then ended, and the financial highlights for the period June 3, 2019 (commencement of operations) through May 31, 2020 and year May 31, 2021 then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of May 31, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2020

Abington, Pennsylvania

July 22, 2021

Annual Report |  19

AINN FUND

EXPENSE ILLUSTRATION

MAY 31, 2021 (UNAUDITED)

 Expense Example

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire period, December 1, 2020 through May 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2020	May 31, 2021	December 1, 2020 to May 31, 2021

Actual	$1,000.00	$1,058.33	$10.93
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.31	$10.70

* Expenses are equal to the Fund's annualized expense ratio of 2.13%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report |  20

AINN FUND

ADDITIONAL INFORMATION

MAY 31, 2021 (UNAUDITED)

PORTFOLIO HOLDINGS

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-866-792-1056, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio for the 12-months ended June 30 will be available without charge, upon request, by calling the Fund’s toll-free telephone number 1-866-792-1056.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund’s proxy information is also available on the SEC’s website at http://www.sec.gov.

Annual Report |  21

AINN FUND

TRUSTEES AND OFFICERS

       MAY 31, 2021 (UNAUDITED)

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Paul K. Rode, Esq. 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1980	Trustee	Indefinite/ October 2016- present	Attorney, Keith D. Weiner & Assoc. Co. L.P.A. since September 2005	7	None
Michael Young 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1950	Trustee	Indefinite/ October 2016 - present	November 2013-Present: Consultant/Practitioner for Purdue, Rutgers and Northeastern Universities; June 2002-November 2013: Senior Federal Security Director for U.S. Department of Homeland Security	7	None

1The "Fund Complex" consists of the MSS Series Trust.

Annual Report |  22

AINN FUND

TRUSTEES AND OFFICERS (CONTINUED)

MAY 31, 2021(UNAUDITED)

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dr. Gregory B. Getts [1] 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1957	Trustee and President	Indefinite/ October 2016 - present	Owner/President, Mutual Shareholder Services, LLC, since 1999; Owner/President Arbor Court Capital, LLC, since January 2012.	7	None
Brandon M. Pokersnik 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1978	Treasurer, Secretary and Chief Compliance Officer	Indefinite/ October 2016 - present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	NA	NA

1 Gregory B. Getts is considered an "Interested" Trustee as defined in the 1940 Act, because he is an officer of the Trust and President/owner of the Fund's distributor.

2 The "Fund Complex" consists of the MSS Series Trust.

The Independent Trustees are paid $300 each, for attending quarterly board meetings, per each series in the Trust.

Additional information about the Fund’s officers and trustees can be found in the SAI.

Annual Report |  23

Rev. September 2011

PRIVACY NOTICE

MSS SERIES TRUST

FACTS	WHAT DOES THE MSS SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the MSS Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does MSS Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For our affiliates to market to you	NO	We don't share
For non-affiliates to market to you	NO	We don't share
QUESTIONS?	Call 1-800-595-4866

Annual Report |  24

PRIVACY NOTICE
(continued)

What we do:
How does the MSS Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the MSS Series Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates' everyday business purposes – information about your   creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • MSS Series Trust does not share with affiliates so they can market to you.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • The MSS Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MSS Series Trust doesn't jointly market.

Annual Report |  25

This Page Was Left Blank Intentionally

Annual Report |  26

INVESTMENT ADVISER

AINN Holding, LLC

5500 UTSA Blvd., Suite 250B
San Antonio, TX 78249

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bank, N.A.

1555 N. River Center Drive

Milwaukee, WI  53212

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

DISTRIBUTOR

Arbor Court Capital, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund.  Such offering is made only by prospectus, which includes details as to offering price and material information.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.  The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant

Adviser

FY 2021

$ 11,500

$ 0

FY 2020

$ 11,000

$ 0

(b)

Audit-Related Fees

Registrant

Adviser

FY 2021

$ 0

$ 0

FY 2020

$ 0

$ 0

(c)

Tax Fees

Registrant

Adviser

FY 2021

$ 2,000

$ 0

FY 2020

$ 2,500

$ 0

(d)

All Other Fees

Registrant

Adviser

FY 2021

$ 0

$ 0

FY 2020

$ 0

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2021

$ 2,000

FY 2020

$ 2,500

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/ Gregory B. Getts

     Gregory B. Getts

     President

Date:  July 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory B. Getts

      Gregory B. Getts

      President

Date:  July 27, 2021

By /s/ Brandon M. Pokersnik

      Brandon M. Pokersnik

      Principal Financial Officer

Date:  July 27, 2021